Note 10 - Distribution	12 Months Ended
Dec. 31, 2013
Distribution Disclosure [Abstract]
Distribution Disclosure [Text Block]

 10.          Distribution

 On January 4, 2012, the Board of Directors declared a special distribution of $5 per share of Common Stock and set February 9, 2012 as the record date and March 10, 2012 as the payment date for the special cash distribution. There were 7,722,377 shares outstanding on the record date and the Company distributed a total of $38,612,000 to shareholders on the payment date. There were no such distributions for the year ending December 31, 2013.